Commitments (Tables)	3 Months Ended	15 Months Ended
	Dec. 31, 2013	Dec. 31, 2013
Schedule of Stockholders' Equity Note, Warrants or Rights, Activity [Table Text Block]
		Weighted
		Average
		Exercise
	Number of Shares	Price

Balance,September30,2012	4,250,141	$1.16
Expired	(1,549,628)	$2.56
Issued	6,448,966	$0.75
Balance,September30,2013	9,149,479	$0.75
Expired	(2,700,513)	$0.75
Balance,December31,2013	6,448,966	$0.75

		Weighted
		Average
		Exercise
	Number of Shares	Price

Balance, September 30, 2011	2,655,479	$3.16
Expired	(1,552,651)	$3.16
Issued	3,147,313	$0.93
Balance, September 30, 2012	4,250,141	$1.16
Expired	(1,549,628)	$2.56
Issued	6,448,966	$0.75
Balance, September 30, 2013	9,149,479	$0.75

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Number	Exercise Price	Expiry Date
2,700,513	$0.75	November 30, 2013
6,448,966	$0.75	July 5, 2018
9,149,479

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted	Weighted
		Average Exercise	Average Grant
	Number of Shares	Price	Date fair value
OutstandingatSeptember30,2012	1,775,000	$2.94
Expired	(550,000)	$3.86
Forfeited	(150,000)	$3.72
Granted	2,000,000	$0.40	$0.50
OutstandingatSeptember30,2013	3,075,000	$1.26
Expired	(500,000)	$2.50
OutstandingatDecember31,2013	2,575,000	$1.02
ExercisableatDecember31,2013	2,305,000	$0.79
ExercisableatSeptember30,2013	2,305,000	$0.79

		Weighted	Weighted
	Number of	Average	Average Grant
	Shares	Exercise Price	Date fair value
Outstanding at September 30, 2011	2,375,000	$3.18
Forfeited	(1,100,000)	$2.82
Granted	500,000	$1.50	$0.72
Outstanding at September 30, 2012	1,775,000	$2.94
Expired	(550,000)	$3.86
Forfeited	(150,000)	$3.72
Granted	2,000,000	$0.40	$0.50
Outstanding at September 30, 2013	3,075,000	$1.26
Exercisable at September 30, 2013	2,305,000	$0.79
Exercisable at September 30, 2012	905,000	$2.81

Schedule of Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
Number of Shares					Aggregate	Remaining
	Number		Exercise		Intrinsic	Contractual
Total	Vested		Price	ExpiryDate	Value	Life(yrs)
150,000	150,000	(1)	$3.10	June 30, 2014	-	0.50
5,000	5,000	(2)	$2.50	March 2, 2014	-	0.17
50,000	50,000	(3)	$3.50	June 30, 2014	-	0.50
100,000	100,000	(4)	$3.67	March 30, 2016	-	2.25
270,000	-	(5)	$3.00	February 8, 2017	-	3.11
2,000,000	2,000,000	(6)	$0.40	July 5, 2023	-	9.52
2,575,000	2,305,000				-

Number of Shares				Aggregate	Remaining
	Number	Exercise		Intrinsic	Contractual
Total	Vested	Price	Expiry Date	Value	Life (yrs)
150,000 (1)	150,000	$3.10	June 30, 2014	-	0.75
500,000 (2)	-	$2.50	October 19, 2013	-	0.05
5,000 (3)	5,000	$2.50	March 2, 2014	-	0.42
50,000 (4)	50,000	$3.50	June 30, 2014	-	0.75
100,000 (5)	100,000	$3.67	March 30, 2016	-	2.50
270,000 (6)	-	$3.00	February 8, 2017	-	3.36
2,000,000 (7)	2,000,000	$0.40	July 5, 2023	500,000	9.77
3,075,000	2,305,000			500,000

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2013	2012
Risk-free interest rate	2.73%	0.83% - 2.19%
Expected life of options	10.0 years	4.25 - 5.0 years
Annualized volatility	71.39%	57.87% - 95.25%
Dividend rate	0.00%	0.00%

Schedule of Nonvested Share Activity [Table Text Block]
		Weighted	Weighted
		Average	Average
	Number of	Exercise	Grant-Date
	Shares	Price	Fair Value
Unvested options at September 30, 2012	870,000	$2.81	$1.82
Granted	2,000,000	$0.40	$0.50
Expired	(100,000)	$3.86	$2.49
Vested	(2,000,000)	$0.40	$0.50
Unvested options at September 30, 2013	770,000	$2.68	$1.74
Expired	(500,000)	$2.50	$1.48
Unvested options at December 31 ,2013	270,000	$3.00	$2.21

		Weighted	Weighted
		Average	Average
	Number of	Exercise	Grant-Date
	Shares	Price	Fair Value
Unvested options at September 30, 2011	1,445,000	$3.33	$2.17
Granted	500,000	$1.50	$0.72
Forfeited	(900,000)	$2.74	$1.60
Vested	(175,000)	$3.71	$2.70
Unvested options at September 30, 2012	870,000	$2.81	$1.82
Granted	2,000,000	$0.40	$0.50
Expired	(100,000)	$3.86	$2.49
Vested	(2,000,000)	$0.40	$0.50
Unvested options at September 30, 2013	770,000	$2.68	$1.74

Shares Issued For Services [Table Text Block]
	2013	2012
Consulting fees	$-	$312,903
Research and development	-	80,200
Salaries and wages	1,002,500	-
	$1,002,500	$393,103